Subsidiary Guarantor Financial Information (Tables)	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Balance Sheet

	At September 30, 2012
	(in thousands)
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$175,400	$3,830		$256,795		$—	$436,025
Trade accounts receivable, net	—	13,644		74,827		—	88,471
Inventory	—	48,335		232,798		—	281,133
Deferred charges	—	4,589		7,928		—	12,517
Deferred tax assets	—	2,049		15,353		—	17,402
Income tax receivable	—	38,933		—		—	38,933
Prepaid expenses and other current assets	—	20,867		27,844		—	48,711
Total current assets	175,400	132,247		615,545		—	923,192
Non-current assets:
Deposits	1,752	21,362		173		—	23,287
Property, plant and equipment, net	—	1,223,557		139,887		—	1,363,444
Inventory	—	9,601		—		—	9,601
Intangible assets, net	—	524		478,649		—	479,173
Investments	—	46,900		21,106		—	68,006
Deferred tax assets	—	21,002		(10,704)		—	10,298
Goodwill	—	1,977		503,026		—	505,003
Investments in consolidated subsidiaries	932,310	95,131		—		(1,027,441)	—
Intercompany accounts receivable	1,680,993	156,646	—	—	—	(1,837,639)	—

Other non-current assets	—		817		4,505		—	5,322
Total non-current assets	2,615,055		1,577,517		1,136,642		(2,865,080)	2,464,134
Total assets	$2,790,455		$1,709,764		$1,752,187		$(2,865,080)	$3,387,326

Current liabilities:
Trade accounts payable	$—		$185,097		$45,158		$—	$230,255
Accrued expenses	27,733	—	8,030	—	30,526	—	—	66,289
Income tax payable	—		63		25,538		—	25,601
Deferred tax liabilities	—		—		128		—	128
Debt and capital lease obligations	—		242	—	32,693	—	—	32,935
Other current liabilities	—		2,096		—		—	2,096
Total current liabilities	27,733		195,528	—	134,043	—	—	357,304
Non-current liabilities:
Asset retirement obligation	—		20,727		—		—	20,727
Deferred tax liabilities	(94)		43,997		145,991		—	189,894
Debt and capital lease obligations	1,160,994		15,324	—	7,210	—	—	1,183,528
Derivative liability	—		—		8,846		—	8,846
Pension liabilities	—		—		2,855		—	2,855
Intercompany accounts payable	—		1,351,099		486,540		(1,837,639)	—
Other non-current liabilities	—		1,061	—	1,959	—	—	3,020
Total non-current liabilities	1,160,900		1,432,208	—	653,401	—	(1,837,639)	1,408,870
Total liabilities	$1,188,633		$1,627,736		$787,444		$(1,837,639)	$1,766,174

Stockholders’ equity:
Common stock	138		—		—		—	138
Preferred stock	2		—		—		—	2
Additional paid-in capital	1,686,226		149,857		947,376		(1,097,233)	1,686,226
Accumulated other comprehensive loss	(9,646)		—		(9,646)		9,646	(9,646)
(Deficit) retained earnings	(74,898)		(67,829)		7,683		60,146	(74,898)
Total Molycorp stockholders’ equity	1,601,822		82,028		945,413		(1,027,441)	1,601,822
Noncontrolling interests	—		—		19,330		—	19,330
Total stockholders’ equity	1,601,822		82,028		964,743		(1,027,441)	1,621,152
Total liabilities and stockholders’ equity	$2,790,455		$1,709,764		$1,752,187		$(2,865,080)	$3,387,326

	At December 31, 2011
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$407,446	$10,758	$651	$—	$418,855
Trade accounts receivable, net	—	58,619	12,060	—	70,679
Inventory	—	52,246	59,697	—	111,943
Deferred charges	—	7,318	—	—	7,318
Prepaid income taxes	—	10,514	—	—	10,514
Prepaid expenses and other current assets	—	17,845	1,890	—	19,735
Total current assets	407,446	157,300	74,298	—	639,044
Non-current assets:
Deposits	1,751	21,362	173	—	23,286
Property, plant and equipment, net	—	500,612	61,016	—	561,628
Inventory	—	4,362	—	—	4,362
Intangible assets, net	—	573	2,499	—	3,072
Investments	—	20,000	—	—	20,000
Goodwill	—	1,977	1,455	—	3,432

Investments in consolidated subsidiaries	150,510	118,879	—	(269,389)	—
Intercompany accounts receivable (payable)	476,711	25,870	—	(502,581)	—
Other non-current assets	—	301	—	—	301
Total non-current assets	628,972	693,936	65,143	(771,970)	616,081
Total assets	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

Current liabilities:
Trade accounts payable	$—	$139,408	$22,179	$—	$161,587
Accrued expenses	311	11,072	1,515	—	12,898
Deferred tax liabilities	—	1,356	—	—	1,356
Debt	—	—	1,516	—	1,516
Short-term borrowings-related party	—	870	—	—	870
Current portion of asset retirement obligation	—	396	—	—	396
Total current liabilities	311	153,102	25,210	—	178,623
Non-current liabilities:
Asset retirement obligation	—	15,145	—	—	15,145
Deferred tax liabilities	—	18,899	—	—	18,899
Debt	190,877	—	5,668	—	196,545
Intercompany accounts payable	—	489,180	13,401	(502,581)	—
Other non-current liabilities	—	683	—	—	683
Total non-current liabilities	190,877	523,907	19,069	(502,581)	231,272
Total liabilities	$191,188	$677,009	$44,279	$(502,581)	$409,895

Stockholders’ equity:
Common stock	84	—	—	—	84
Preferred stock	2	—	—	—	2
Additional paid-in capital	838,547	149,857	91,158	(241,015)	838,547
Accumulated other comprehensive loss	(8,481)	—	(8,481)	8,481	(8,481)
Retained earnings	15,078	24,370	12,485	(36,855)	15,078
Total stockholders’ equity	845,230	174,227	95,162	(269,389)	845,230
Total liabilities and stockholders’ equity	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

	At December 31, 2010
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$316,430	$—	$—	$316,430
Trade accounts receivable, net	—	16,421	—	16,421
Inventory	—	18,822	—	18,822
Prepaid expenses and other current assets	—	1,759	—	1,759
Total current assets	316,430	37,002	—	353,432
Non-current assets:
Deposits	18,200	8,000	—	26,200
Property, plant and equipment, net	—	93,966	—	93,966
Inventory	—	5,212	—	5,212
Intangible assets, net	—	639	—	639
Investments in consolidated subsidiary	39,097	—	(39,097)	—
Intercompany accounts receivable	72,893	107	(73,000)	—
Other non-current assets	—	111	—	111
Total non-current assets	130,190	108,035	(112,097)	126,128
Total assets	$446,620	$145,037	$(112,097)	$479,560

Current liabilities:
Trade accounts payable	$—	$13,009	$—	$13,009
Accrued expenses	—	4,225	—	4,225
Short-term borrowing - related party	—	3,085	—	3,085
Other current liabilities	—	393	—	393
Total current liabilities	—	20,712	—	20,712
Non-current liabilities:
Asset retirement obligation	—	12,078	—	12,078
Intercompany accounts payable	107	72,893	(73,000)
Other non-current liabilities	—	257	—	257
Total non-current liabilities	107	85,228	(73,000)	12,335
Total liabilities	$107	$105,940	$(73,000)	$33,047

Stockholders’ equity:
Common stock	82	—	—	82
Additional paid-in capital	539,866	132,335	(132,335)	539,866
Deficit	(93,435)	(93,238)	93,238	(93,435)
Total stockholders’ equity	446,513	39,097	(39,097)	446,513
Total liabilities and stockholders’ equity	$446,620	$145,037	$(112,097)	$479,560

	Year Ended December 31, 2011
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$365,490	$100,398	$(69,057)	$396,831
Operating costs and expenses:
Cost of goods sold	—	(168,362)	(78,585)	69,057	(177,890)
Selling, general and administrative	(7)	(61,926)	(2,454)	—	(64,387)
Depreciation and amortization	—	(423)	(310)	—	(733)
Accretion expense	—	(955)	—	—	(955)
Operating (loss) income	(7)	133,824	19,049	—	152,866
Other (expense) income:
Other expense	—	(153)	—	—	(153)
Foreign exchange losses, net	—	—	(5,415)	—	(5,415)
Interest expense, net	(499)	248	(137)	—	(388)
Interest income (expense) from intercompany notes	424	(296)	(128)	—	—
Equity earnings from consolidated subsidiaries	117,608	12,485	—	(130,093)	—
	117,533	12,284	(5,680)	(130,093)	(5,956)
Income before income taxes	117,526	146,108	13,369	(130,093)	146,910
Income tax expense	—	(28,500)	(76)	—	(28,576)
Net income	117,526	117,608	13,293	(130,093)	118,334
Net income attributable to noncontrolling interest	—	—	(808)	—	(808)
Net income attributable to Molycorp stockholders	$117,526	$117,608	$12,485	$(130,093)	$117,526

Net income	$117,526	$117,608	$13,293	$(130,093)	$118,334
Other comprehensive income:
Foreign currency translation adjustments	—	—	(8,481)	—	(8,481)
Comprehensive income (loss)	$117,526	$117,608	$4,812	$(130,093)	$109,853
Comprehensive income (loss) attributable to:
Molycorp stockholders	117,526	117,608	4,427	(130,093)	109,468
Noncontrolling interest	—	—	385	—	385
	$117,526	$117,608	$4,812	$(130,093)	$109,853

Schedule of Condensed Income Statement and Comprehensive Income

	Three Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$26,103	$192,060	$(12,559)	$205,604
Costs of sales:
Costs excluding depreciation and amortization	—	(38,919)	(157,768)	12,559	(184,128)
Depreciation and amortization	—	(3,375)	(7,237)	—	(10,612)
Gross (loss) profit	—	(16,191)	27,055	—	10,864
Operating expenses:
Selling, general and administrative	(29)	(20,147)	(11,292)	—	(31,468)
Corporate development	—	(1,073)	—	—	(1,073)
Depreciation, amortization and accretion	—	(742)	(8,981)	—	(9,723)
Research and development	—	(2,497)	(6,432)	—	(8,929)
Operating loss	(29)	(40,650)	350	—	(40,329)
Other (expense) income:
Other (expense) income	—	(68)	11	—	(57)
Foreign exchange (losses) gains, net	—	(3)	1,913	—	1,910
Interest expense, net	(2,920)	(1,076)	(1,273)	—	(5,269)
Interest income (expense) from intercompany notes	453	(324)	(129)	—	—
Equity earnings from consolidated subsidiaries	(16,395)	4,090	—	12,305	—
	(18,862)	2,619	522	12,305	(3,416)
Loss before income taxes and equity earnings	(18,891)	(38,031)	872	12,305	(43,745)
Income tax (expense) benefit	—	23,537	5,419	—	28,956
Equity in results of affiliates	—	(682)	20	—	(662)
Net (loss) income	(18,891)	(15,176)	6,311	12,305	(15,451)
Net income attributable to noncontrolling interest	—	—	(3,440)	—	(3,440)
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$(15,176)	$2,871	$12,305	$(18,891)

Net (loss) income	$(18,891)	$(15,176)	$6,311	$12,305	$(15,451)
Other comprehensive income:
Foreign currency translation adjustments	—	—	526	—	526
Comprehensive (loss) income	$(18,891)	$(15,176)	$6,837	$12,305	$(14,925)
Comprehensive (loss) income attributable to:
Molycorp stockholders	(18,891)	(15,176)	10,277	12,305	(11,485)
Noncontrolling interest	—	—	(3,440)	—	(3,440)
	$(18,891)	$(15,176)	$6,837	$12,305	$(14,925)

	Nine Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$121,172	$293,794	$(20,315)	$394,651
Costs of sales:
Costs excluding depreciation and amortization	—	(105,185)	(252,899)	20,315	(337,769)
Depreciation and amortization	—	(7,539)	(11,526)	—	(19,065)
Gross profit	—	8,448	29,369	—	37,817
Operating expenses:
Selling, general and administrative	45	(62,746)	(16,020)	—	(78,721)
Corporate development	(46)	(19,333)	—	—	(19,379)
Depreciation, amortization and accretion	—	(1,441)	(10,920)	—	(12,361)
Research and development	—	(10,584)	(8,044)	—	(18,628)
Operating (loss) income	(1)	(85,656)	(5,615)	—	(91,272)
Other (expense) income:
Other expense	—	(37,562)	(53)	—	(37,615)
Foreign exchange (losses) gains, net	—	(5)	729	—	724
Interest expense, net	(12,602)	(194)	(2,193)	—	(14,989)
Interest income (expense) from intercompany notes	1,326	(967)	(359)	—	—
Equity earnings from consolidated subsidiaries	(78,699)	(18,302)	—	97,001	—
	(89,975)	(57,030)	(1,876)	97,001	(51,880)
Loss before income taxes and equity earnings	(89,976)	(142,686)	(7,491)	97,001	(143,152)
Income tax benefit	—	51,962	6,480	—	58,442
Equity in results of affiliates	—	(1,475)	329	—	(1,146)
Net loss	(89,976)	(92,199)	(682)	97,001	(85,856)
Net income attributable to noncontrolling interest	—	—	(4,120)	—	(4,120)
Net loss attributable to Molycorp stockholders	$(89,976)	$(92,199)	$(4,802)	$97,001	$(89,976)

Net loss	$(89,976)	$(92,199)	$(682)	$97,001	$(85,856)
Other comprehensive income:
Foreign currency translation adjustments	—	—	(1,165)	—	(1,165)
Comprehensive loss	$(89,976)	$(92,199)	$(1,847)	$97,001	$(87,021)
Comprehensive loss attributable to:
Molycorp stockholders	(89,976)	(92,199)	2,273	97,001	(82,901)
Noncontrolling interest	—	—	(4,120)	—	(4,120)
	$(89,976)	$(92,199)	$(1,847)	$97,001	$(87,021)

	Three Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$139,326	$35,910	$(37,186)	$138,050
Costs of sales:
Costs excluding depreciation and amortization	—	(62,259)	(25,529)	37,186	(50,602)
Depreciation and amortization	—	(2,440)	(2,616)	—	(5,056)
Gross profit	—	74,627	7,765	—	82,392
Operating expenses:
Selling, general and administrative	(592)	(11,374)	(216)	—	(12,182)
Corporate development	—	(573)	—	—	(573)
Depreciation, amortization and accretion	—	(148)	(396)	—	(544)
Research and development	—	(2,148)	—	—	(2,148)
Operating (loss) income	(592)	60,384	7,153	—	66,945
Other (expense) income:
Other expense	—	(117)	—	—	(117)
Foreign exchange losses, net	—	—	(2,000)	—	(2,000)
Interest expense, net	(599)	(11)	(61)	—	(671)
Interest income (expense) from intercompany notes	61	(24)	(37)	—	—
Equity earnings from consolidated subsidiaries	46,486	5,309	—	(51,795)	—
	45,948	5,157	(2,098)	(51,795)	(2,788)
Income (loss) before income taxes	45,356	65,541	5,055	(51,795)	64,157
Income tax expense	—	(19,055)	(1)	—	(19,056)
Net income (loss)	45,356	46,486	5,054	(51,795)	45,101
Net income attributable to noncontrolling interest	—	—	255	—	255
Net income (loss) attributable to Molycorp stockholders	$45,356	$46,486	$5,309	$(51,795)	$45,356

Net income (loss)	$45,356	$46,486	$5,054	$(51,795)	$45,101
Other comprehensive income:
Foreign currency translation adjustments	—	—	(5,564)	—	(5,564)
Comprehensive income (loss)	$45,356	$46,486	$(510)	$(51,795)	$39,537
Comprehensive income (loss) attributable to:
Molycorp stockholders	45,356	46,486	299	(51,795)	40,346
Noncontrolling interest	—	—	(809)	—	(809)
	$45,356	$46,486	$(510)	$(51,795)	$39,537

	Nine Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$252,132	$68,568	$(56,773)	$263,927
Costs of sales:
Costs excluding depreciation and amortization	—	(115,622)	(46,821)	56,773	(105,670)
Depreciation and amortization	—	(6,820)	(2,768)	—	(9,588)
Gross profit	—	129,690	18,979	—	148,669
Operating expenses:
Selling, general and administrative	(3,903)	(25,784)	(1,778)	—	(31,465)
Corporate development	—	(3,889)	—	—	(3,889)
Depreciation, amortization and accretion	—	(988)	(396)	—	(1,384)
Research and development	—	(5,165)	—	—	(5,165)
Operating loss	(3,903)	93,864	16,805	—	106,766
Other (expense) income:
Other expense	—	(152)	—	—	(152)
Foreign exchange losses, net	—	—	(1,850)	—	(1,850)
Interest expense, net	(295)	(3)	(163)	—	(461)
Interest income (expense) from intercompany notes	61	(24)	(37)	—	—
Equity earnings from consolidated subsidiaries	95,084	14,041	—	(109,125)	—
	94,850	13,862	(2,050)	(109,125)	(2,463)
Income before income taxes	90,947	107,726	14,755	(109,125)	104,303
Income tax expense	—	(12,642)	(1)	—	(12,643)
Net income	90,947	95,084	14,754	(109,125)	91,660
Net income attributable to noncontrolling interest	—	—	(713)	—	(713)
Net income attributable to Molycorp stockholders	$90,947	$95,084	$14,041	$(109,125)	$90,947

Net income	$90,947	$95,084	$14,754	$(109,125)	$91,660
Other comprehensive income:
Foreign currency translation adjustments	—	—	(4,240)	—	(4,240)
Comprehensive income	$90,947	$95,084	$10,514	$(109,125)	$87,420
Comprehensive income attributable to:
Molycorp stockholders	90,947	95,084	10,224	(109,125)	87,130
Noncontrolling interest	—	—	290	—	290
	$90,947	$95,084	$10,514	$(109,125)	$87,420

	Year Ended December 31, 2011
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$365,490	$100,398	$(69,057)	$396,831
Operating costs and expenses:
Cost of goods sold	—	(168,362)	(78,585)	69,057	(177,890)
Selling, general and administrative	(7)	(61,926)	(2,454)	—	(64,387)
Depreciation and amortization	—	(423)	(310)	—	(733)
Accretion expense	—	(955)	—	—	(955)
Operating (loss) income	(7)	133,824	19,049	—	152,866
Other (expense) income:
Other expense	—	(153)	—	—	(153)
Foreign exchange losses, net	—	—	(5,415)	—	(5,415)
Interest expense, net	(499)	248	(137)	—	(388)
Interest income (expense) from intercompany notes	424	(296)	(128)	—	—
Equity earnings from consolidated subsidiaries	117,608	12,485	—	(130,093)	—
	117,533	12,284	(5,680)	(130,093)	(5,956)
Income before income taxes	117,526	146,108	13,369	(130,093)	146,910
Income tax expense	—	(28,500)	(76)	—	(28,576)
Net income	117,526	117,608	13,293	(130,093)	118,334
Net income attributable to noncontrolling interest	—	—	(808)	—	(808)
Net income attributable to Molycorp stockholders	$117,526	$117,608	$12,485	$(130,093)	$117,526

Net income	$117,526	$117,608	$13,293	$(130,093)	$118,334
Other comprehensive income:
Foreign currency translation adjustments	—	—	(8,481)	—	(8,481)
Comprehensive income (loss)	$117,526	$117,608	$4,812	$(130,093)	$109,853
Comprehensive income (loss) attributable to:
Molycorp stockholders	117,526	117,608	4,427	(130,093)	109,468
Noncontrolling interest	—	—	385	—	385
	$117,526	$117,608	$4,812	$(130,093)	$109,853

	Year Ended December 31, 2010
Condensed Consolidating Statements of Operations	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$35,157	$—	$35,157
Operating costs and expenses:
Cost of goods sold	—	(37,591)	—	(37,591)
Selling, general and administrative	(436)	(47,077)	—	(47,513)
Depreciation and amortization	—	(319)	—	(319)
Accretion	—	(912)	—	(912)
Operating loss	(436)	(50,742)	—	(51,178)
Other (expense) income:
Other income	—	155	—	155
Interest income, net	249	—	—	249
Equity earnings from consolidated subsidiaries	(50,587)	—	50,587	—
	(50,338)	155	50,587	404
Net loss	(50,774)	(50,587)	50,587	(50,774)

	Year Ended December 31, 2009
Condensed Consolidating Statements of Operations	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, LLC consolidated (a)
Sales	$—	$7,093	$—	$7,093
Costs of sales:
Costs excluding depreciation and amortization	—	(18,080)	—	(18,080)
Depreciation and amortization	—	(3,705)	—	(3,705)
Gross loss	—	(14,692)	—	(14,692)
Operating expenses:
Selling, general and administrative	—	(12,685)	—	(12,685)
Depreciation, amortization and accretion	—	(1,197)	—	(1,197)
Operating loss	—	(28,574)	—	(28,574)
Other (expense) income:
Other income	—	181	—	181
Interest expense, net	—	(194)	—	(194)
Equity earnings from consolidated subsidiary	(28,587)	—	28,587	—
	$(28,587)	$(13)	$28,587	$(13)
Net loss	$(28,587)	$(28,587)	$28,587	$(28,587)

(a) Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Schedule of Condensed Cash Flow Statement

	Nine Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	17,094	(95,576)	31,294	—	(47,188)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	—	(591,011)	—	(591,011)
Loans to subsidiaries	(683,063)	—	—	683,063	—
Net intercompany advances and repayments	(792,709)	680,966	111,743	—	—
Repayments from subsidiaries	34,327	—	—	(34,327)	—
Investment in subsidiaries	(350,000)	—	—	350,000	—
Notes receivable to non-guarantor	—	(227,512)	—	227,512	—
Repayments of notes receivable from non-guarantor	—	100,000	—	(100,000)	—
Investment in joint venture		(28,130)	—	—	(28,130)
Deposits	—	(516)	—	—	(516)
Capital expenditures	—	(628,407)	(16,276)	—	(644,683)
Other investing activities	—	—	4,953	—	4,953
Net cash (used in) provided by investing activities	(1,791,445)	(103,599)	(490,591)	1,126,248	(1,259,387)
Cash flows provided from financing activities:
Capital contributions from stockholder	390,225	—	—	—	390,225
Capital contribution from Parent	—	—	350,000	(350,000)	—
Repayments of debt	—	(870)	(227,561)	—	(228,431)
Net proceeds from sale of common stock	132,471	—	—	—	132,471
Issuance of 10% Senior Secured Notes	635,373	—	—	—	635,373
Issuance of 6.00% Convertible Notes	395,712	—	—	—	395,712
Payments of preferred dividends	(8,539)	—	—	—	(8,539)
Proceeds from debt	—	—	9,456	—	9,456
Borrowing from parent	—	227,512	455,551	(683,063)	—
Repayments to parent	—	(34,327)	—	34,327	—
Notes receivable from guarantor	—	—	227,512	(227,512)	—
Repayments of notes receivable from guarantor	—	—	(100,000)	100,000	—
Other financing activities	(2,937)	(68)	(326)	—	(3,331)
Net cash provided by (used in) financing activities	1,542,305	192,247	714,632	(1,126,248)	1,322,936
Effect of exchange rate changes on cash	—	—	809	—	809
Net change in cash and cash equivalents	(232,046)	(6,928)	256,144	—	17,170
Cash and cash equivalents at beginning of the period	407,446	10,758	651	—	418,855
Cash and cash equivalents at end of period	$175,400	$3,830	$256,795	$—	$436,025

	Nine Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	(1,957)	28,085	2,596	—	28,724
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(20,126)	105	—	(20,021)
Cash paid to acquire non-marketable securities	—	(20,000)	—	—	(20,000)
Loans to subsidiaries	(20,161)	—	—	20,161	—
Net intercompany advances and repayments	(179,699)	180,374	(675)	—	—
Deposits	16,449	(13,503)	—	—	2,946
Capital expenditures	—	(157,037)	(3,880)	—	(160,917)
Other investing activities	—	—	19	—	19
Net cash used in investing activities	(183,411)	(30,292)	(4,431)	20,161	(197,973)
Cash flows provided from financing activities:
Repayments of short-term borrowings—related party	—	(2,343)	—	—	(2,343)
Repayments of debt	—	—	(5,447)	—	(5,447)
Net borrowing from parent	—	8,124	12,037	(20,161)	—
Net proceeds from sale of preferred stock	199,642	—	—	—	199,642
Net proceeds from sale of Convertible Notes	223,100	—	—	—	223,100
Payments of preferred dividends	(6,167)	—	—	—	(6,167)
Proceeds from debt	—	—	6,337	—	6,337
Net cash provided by financing activities	416,575	5,781	12,927	(20,161)	415,122
Effect of exchange rate changes on cash	—	—	(348)	—	(348)
Net change in cash and cash equivalents	231,207	3,574	10,744	—	245,525
Cash and cash equivalents at beginning of the period	316,430	—	—	—	316,430
Cash and cash equivalents at end of period	$547,637	$3,574	$10,744	$—	$561,955

	Year Ended December 31, 2011
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash provided by (used in) operating activities	903	44,211	(2,149)	—	42,965
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(30,128)	105	—	(30,023)
Cash paid to acquire non-marketable securities	—	(20,000)	—	—	(20,000)
Loans to subsidiaries	(49,430)	—	—	49,430	—
Net intercompany advances and repayments	(290,633)	290,001	632	—
Deposits	16,449	(13,552)	—	—	2,897
Capital expenditures	—	(294,010)	(8,170)	—	(302,180)
Other investing activities	—	16	(100)	—	(84)
Net cash provided by (used in) investing activities	(323,614)	(67,673)	(7,533)	49,430	(349,390)
Cash flows provided from financing activities:
Repayments of short-term borrowings—related party	—	(3,150)	—	—	(3,150)
Repayments of debt	—	—	(4,428)	—	(4,428)
Net proceeds from sale of preferred stock	199,642	—	—	—	199,642
Net proceeds from sale of Convertible Notes	223,100	—	—	—	223,100
Payments of preferred dividends	(9,015)	—	—	—	(9,015)
Proceeds from debt	—	—	5,131	—	5,131
Net borrowings from parent	—	37,370	12,060	(49,430)	—
Net cash provided by financing activities	413,727	34,220	12,763	(49,430)	411,280
Effect of exchange rate changes on cash	—	—	(2,430)	—	(2,430)
Net change in cash and cash equivalents	91,016	10,758	651	—	102,425
Cash and cash equivalents at beginning of the period	316,430	—	—	—	316,430
Cash and cash equivalents at end of period	$407,446	$10,758	$651	$—	$418,855

	Year Ended December 31, 2010
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	(187)	(28,530)	—	(28,717)
Cash flows from investing activities:
Investment in consolidated subsidiary	(15,000)	—	15,000	—
Deposits	(18,200)	(8,000)	—	(26,200)
Capital expenditures	—	(33,129)	—	(33,129)
Net intercompany advances and repayments	(43,931)	43,931	—	—
Other investing activities	—	(102)	—	(102)
Net cash used in investing activities	(77,131)	2,700	15,000	(59,431)
Cash flows provided from financing activities:
Capital contributions from original stockholders	15,000	—	—	15,000
Capital contributions from parent company	—	15,000	(15,000)	—
Repayments of short-term borrowings—related party	—	(1,107)	—	(1,107)
Net proceeds from sale of common stock in conjunction with initial public offering	378,633	—	—	378,633
Proceeds from exercise of options	300	—	—	300
Proceeds from short-term borrowings—related party	—	5,008	—	5,008
Other financing activities	(185)	—	—	(185)
Net cash provided by financing activities	393,748	18,901	(15,000)	397,649
Net change in cash and cash equivalents	316,430	(6,929)	—	309,501
Cash and cash equivalents at beginning of the period	—	6,929	—	6,929
Cash and cash equivalents at end of period	$316,430	$—	$—	$316,430

	Year Ended December 31, 2009
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, LLC consolidated (a)
Net cash used in operating activities	—	(22,371)	—	(22,371)
Cash flows from investing activities:
Investment in consolidated subsidiary	(10,000)	—	10,000	—
Proceeds from sale of investment in joint venture	—	9,700	—	9,700
Capital expenditures	—	(7,285)	—	(7,285)
Proceeds from sale of assets	—	5	—	5
Net cash (used in) provided by investing activities	(10,000)	2,420	10,000	2,420
Cash flows provided from financing activities:
Capital contributions from original stockholders	10,000	8,004	—	18,004
Capital contributions from parent company	—	10,000	(10,000)	—
Proceeds from exercise of options	—	50	—	50
Proceeds from short-term borrowings—related party	—	6,637	—	6,637
Net cash provided by financing activities	10,000	24,691	(10,000)	24,691
Net change in cash and cash equivalents	—	4,740	—	4,740
Cash and cash equivalents at beginning of the period	—	2,189	—	2,189
Cash and cash equivalents at end of period	$—	$6,929	$—	$6,929